Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

Note 22. Commitments

22.1 Commitments related to operational activities

Commitments given - financial instruments pledged as collateral

At December 31, 2020, two pledges over cash, for a total amount of €1.7 million were in place:

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one pledge over cash of €0.7 million was granted by  the Company on February 1, 2019, equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement, and

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in accordance with the initial undertaking, an additional pledge over cash of €1.0 million was granted by the Company on June 30, 2020, as the dispute to which the guarantee pertains remains unresolved.

The pledges were granted as part of the surety provided by the Company to the French tax authorities in connection with its tax disputes, in the form of a €3.4 million bank guarantee from Crédit Agricole (see Note 12, "Provisions").

Commitments received - Agreements concerning the provision of facilities

•	Agreement with Novolyze

On October 13, 2015, the Company signed a contract to make its premises and facilities available to Novolyze for a 36‑month period beginning October 19, 2015. Pursuant to an amendment signed on October 19, 2016, the monthly rent was increased to €5 thousand as from November 1, 2017, with an annual rate of increase of 2%. Therefore, at December 31, 2020, the total commitment received amounted to €72 thousand and commitments relating to future payments amounted to €58 thousand.

•	Agreement with Genoway

On November 4, 2015, the Company signed a contract to make its premises and facilities available to Genoway for a three‑year period beginning December 1, 2015. On July 1, 2017, the contract was amended and extended through June 30, 2019 and then renewable by tacit agreement for a period of three years, putting the next expiry date at June 30, 2022. The contract is no longer renewable for the period 2022 and will expire in March 2021 according to the Company's estimate. The monthly rent was increased to €15 thousand as from December 1, 2017. Therefore, at December 31, 2020, the total commitment received amounted to €185 thousand and commitments relating to future payments amounted to €46 thousand.

•	Agreement with Synthecob

On March 21, 2016, the Company signed a contract to make its research equipment and services available to the company Synthecob for a two‑year period beginning April 1, 2016. Pursuant to an amendment signed on January 1, 2017, the monthly rent was increased to €2.4 thousand until March 30, 2018 and then to €2.5 thousand. It was increased again to €2.7 thousand as from September 1, 2018. Therefore, at December 31, 2020, the total commitment received amounted to €33 thousand and commitments relating to future payments amounted to €42 thousand.

22. 2 Commitments related to financing activities

At December 31, 2020, the Company completed three future currency contracts for a total amount of USD 60 million to protect its activity against exchange rate fluctuations between the euro and the dollar. As of December 31, 2020, the change in fair value of the three forward currency contracts amounting to €1.8 million and was recognized in other current assets on the balance sheet and through profit and loss as a counterparty. Their main characteristics are presented below:

in thousands of euros	Start date	Date of maturity	Counterpart	Currency	Amount
Commitments given
Forward in U.S. dollars payable	09/03/2020	05/14/2021	Société Générale	USD	20,000,000
Forward in U.S. dollars payable	09/08/2020	05/14/2021	Société Générale	USD	20,000,000
Forward in U.S. dollars payable	10/30/2020	05/14//2021	Crédit Agricole	USD	20,000,000
Commitments received
Forward in euros to be received	09/03/2020	05/14/2021	Société Générale	EUR	16,794,021
Forward in euros to be received	09/08/2020	05/14/2021	Société Générale	EUR	16,794,021
Forward in euros to be received	10/30/2020	05/14//2021	Crédit Agricole	EUR	17,001,020